Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
May 31, 2025
FOO-NPRT1-0725
1.802172.121
Common Stocks - 100.0%
	Shares	Value ($)
UNITED KINGDOM - 4.6%
Consumer Staples - 4.6%
Beverages - 2.4%
Diageo PLC	1,046,409	28,400,860
Food Products - 0.5%
Nomad Foods Ltd	373,759	6,540,783
Tobacco - 1.7%
British American Tobacco PLC ADR	471,900	21,329,880
TOTAL UNITED KINGDOM		56,271,523
UNITED STATES - 95.4%
Consumer Staples - 95.4%
Beverages - 36.3%
Boston Beer Co Inc/The Class A (a)(b)	155,700	35,787,645
Brown-Forman Corp Class B (a)	160,000	5,334,400
Coca-Cola Co/The	2,308,218	166,422,518
Constellation Brands Inc Class A	340,084	60,633,576
Keurig Dr Pepper Inc	3,816,227	128,492,363
Monster Beverage Corp (b)	291,446	18,637,972
PepsiCo Inc	221,304	29,090,411
		444,398,885
Consumer Staples Distribution & Retail - 19.2%
Albertsons Cos Inc Class A	1,644,900	36,566,127
Costco Wholesale Corp	36,600	38,070,588
Grocery Outlet Holding Corp (b)	460,800	6,257,664
Kroger Co/The	32,500	2,217,475
Performance Food Group Co (b)	58,900	5,275,084
Target Corp	478,800	45,011,988
Walmart Inc	1,028,500	101,533,520
		234,932,446
Food Products - 16.1%
Archer-Daniels-Midland Co	384,500	18,559,815
Bunge Global SA (a)	467,593	36,542,393
Conagra Brands Inc	112,300	2,570,547
Darling Ingredients Inc (b)	168,500	5,250,460
Freshpet Inc (b)	128,000	10,260,480
JM Smucker Co	384,900	43,343,589
Kraft Heinz Co/The	108,200	2,892,186
Lamb Weston Holdings Inc	393,900	21,971,742
Mondelez International Inc	421,597	28,453,582
TreeHouse Foods Inc (b)	1,194,716	26,833,321
		196,678,115
Household Products - 17.2%
Clorox Co/The	19,300	2,545,284
Energizer Holdings Inc	2,070,766	48,228,140
Procter & Gamble Co/The	867,582	147,393,506
Reynolds Consumer Products Inc (a)	542,600	11,980,608
		210,147,538
Personal Care Products - 6.1%
Estee Lauder Cos Inc/The Class A	815,755	54,606,640
Kenvue Inc	854,400	20,394,528
		75,001,168
Tobacco - 0.5%
JUUL Labs Inc Class A (b)(c)(d)	3,694,166	4,506,883
Philip Morris International Inc	6,800	1,228,011
		5,734,894
TOTAL UNITED STATES		1,166,893,046
TOTAL COMMON STOCKS (Cost $1,026,825,798)		1,223,164,569

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $13,170,275)	4.32	13,168,958	13,170,275

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,039,996,073)	1,236,334,844
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(13,218,254)
NET ASSETS - 100.0%	1,223,116,590

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,506,883 or 0.4% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	3,749,468

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,001,067	25,575,098	30,576,165	19,723	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	11,137,575	74,251,193	72,218,493	809	-	-	13,170,275	13,168,958	0.0%
Total	16,138,642	99,826,291	102,794,658	20,532	-	-	13,170,275

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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